Accumulated Balances of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (22,221)	$ (22,401)	$ (22,246)
Foreign currency translation adjustment	(190)	203	224
Pension and post retirement benefit adjustment	76	14	(28)
Unrealized holding gain arising during period	620	(124)	(351)
Reclassification adjustment for loss included in net income		97
Other		(10)
Ending balance	(21,715)	(22,221)	(22,401)
Foreign currency items
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(21,753)	(21,956)	(22,180)
Foreign currency translation adjustment	(190)	203	224
Ending balance	(21,943)	(21,753)	(21,956)
Unrealized gain (loss) on securities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(388)	(351)
Unrealized holding gain arising during period	620	(124)	(351)
Reclassification adjustment for loss included in net income		97
Other		(10)
Ending balance	232	(388)	(351)
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(80)	(94)	(66)
Pension and post retirement benefit adjustment	76	14	(28)
Ending balance	$ (4)	$ (80)	$ (94)